Business Combinations Gittigidiyor Purchase Consideration (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Gittigidiyor [Member]	Jun. 30, 2011 Marketplaces [Member] Gittigidiyor [Member]	Dec. 31, 2013 Marketplaces [Member] Gittigidiyor [Member]
Business Combination, Consideration Transferred			$ 3,439	$ 235	$ 235
Business Acquisition [Line Items]
Percentage of voting interests acquired						93.00%
Payments to acquire businesses					182
Fair value of noncontrolling interest					31
Fair value of previously held equity interest					22
Step acquisition previously held equity interest in acquiree					10.00%
Gain on acquisitions	$ 0	$ 0	$ 79		$ 17